5. Loans and Allowance for Loan Losses, Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2015
Recorded Investment [Abstract]
With No Related Allowance	$ 16,216	$ 16,863
With Related Allowance	4,869	7,098
Unpaid Principal Balance [Abstract]
With No Related Allowance	16,216	16,863
With Related Allowance	5,869	7,098
Related Allowance	1,347	1,937
Average Recorded Investment [Abstract]
With No Related Allowance	16,537		$ 19,466
With Related Allowance	5,983		7,498
Interest Income Recognized [Abstract]
With No Related Allowance	781		602
With Related Allowance	107		$ 216
Real Estate Secured [Member] | Residential 1-4 family [Member]
Recorded Investment [Abstract]
With No Related Allowance	4,848	7,078
With Related Allowance	460	1,846
Unpaid Principal Balance [Abstract]
With No Related Allowance	4,848	7,078
With Related Allowance	460	1,846
Related Allowance	36	249
Average Recorded Investment [Abstract]
With No Related Allowance	5,963	7,533
With Related Allowance	1,153	2,497
Interest Income Recognized [Abstract]
With No Related Allowance	200	247
With Related Allowance	14	93
Real Estate Secured [Member] | Equity Line of Credit [Member]
Recorded Investment [Abstract]
With No Related Allowance	25	51
With Related Allowance	0	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	25	51
With Related Allowance	0	0
Related Allowance	0	0
Average Recorded Investment [Abstract]
With No Related Allowance	38	38
With Related Allowance	0	0
Interest Income Recognized [Abstract]
With No Related Allowance	1	2
With Related Allowance	0	0
Real Estate Secured [Member] | Multi Family [Member]
Recorded Investment [Abstract]
With No Related Allowance	989	1,021
With Related Allowance	0	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	989	1,021
With Related Allowance	0	0
Related Allowance	0	0
Average Recorded Investment [Abstract]
With No Related Allowance	1,005	1,137
With Related Allowance	0	0
Interest Income Recognized [Abstract]
With No Related Allowance	1	60
With Related Allowance	0	0
Real Estate Secured [Member] | Farmland [Member]
Recorded Investment [Abstract]
With No Related Allowance	685	816
With Related Allowance	192	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	685	816
With Related Allowance	192	0
Related Allowance	16	0
Average Recorded Investment [Abstract]
With No Related Allowance	750	829
With Related Allowance	96	0
Interest Income Recognized [Abstract]
With No Related Allowance	24	38
With Related Allowance	11	0
Real Estate Secured [Member] | Construction and Land Loans [Member]
Recorded Investment [Abstract]
With No Related Allowance	1,741	1,547
With Related Allowance	366	446
Unpaid Principal Balance [Abstract]
With No Related Allowance	1,741	1,547
With Related Allowance	366	446
Related Allowance	20	32
Average Recorded Investment [Abstract]
With No Related Allowance	1,643	1,643
With Related Allowance	406	406
Interest Income Recognized [Abstract]
With No Related Allowance	114	92
With Related Allowance	0	25
Real Estate Secured [Member] | Commercial, Owner Occupied [Member]
Recorded Investment [Abstract]
With No Related Allowance	5,802	5,569
With Related Allowance	1,139	2,119
Unpaid Principal Balance [Abstract]
With No Related Allowance	5,802	5,569
With Related Allowance	2,139	2,119
Related Allowance	558	799
Average Recorded Investment [Abstract]
With No Related Allowance	5,685	7,379
With Related Allowance	1,629	1,761
Interest Income Recognized [Abstract]
With No Related Allowance	390	132
With Related Allowance	22	9
Real Estate Secured [Member] | Commercial, Non owner Occupied [Member]
Recorded Investment [Abstract]
With No Related Allowance	1,883	0
With Related Allowance	2,009	1,885
Unpaid Principal Balance [Abstract]
With No Related Allowance	1,883	0
With Related Allowance	2,009	1,885
Related Allowance	314	290
Average Recorded Investment [Abstract]
With No Related Allowance	941	0
With Related Allowance	1,947	1,901
Interest Income Recognized [Abstract]
With No Related Allowance	39	0
With Related Allowance	41	56
Real Estate Secured [Member] | Second Mortgage [Member]
Recorded Investment [Abstract]
With No Related Allowance	186	398
With Related Allowance	18	18
Unpaid Principal Balance [Abstract]
With No Related Allowance	186	398
With Related Allowance	18	18
Related Allowance	9	10
Average Recorded Investment [Abstract]
With No Related Allowance	292	508
With Related Allowance	18	9
Interest Income Recognized [Abstract]
With No Related Allowance	8	14
With Related Allowance	0	1
Non Real Estate Secured [Member] | Personal [Member]
Recorded Investment [Abstract]
With No Related Allowance	14	68
With Related Allowance	51	114
Unpaid Principal Balance [Abstract]
With No Related Allowance	14	68
With Related Allowance	51	114
Related Allowance	29	45
Average Recorded Investment [Abstract]
With No Related Allowance	41	61
With Related Allowance	82	184
Interest Income Recognized [Abstract]
With No Related Allowance	1	4
With Related Allowance	3	4
Non Real Estate Secured [Member] | Commercial Loan [Member]
Recorded Investment [Abstract]
With No Related Allowance	43	315
With Related Allowance	634	670
Unpaid Principal Balance [Abstract]
With No Related Allowance	43	315
With Related Allowance	634	670
Related Allowance	365	512
Average Recorded Investment [Abstract]
With No Related Allowance	179	338
With Related Allowance	652	736
Interest Income Recognized [Abstract]
With No Related Allowance	3	13
With Related Allowance	16	28
Non Real Estate Secured [Member] | Agricultural [Member]
Recorded Investment [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	0
Related Allowance	0	0
Average Recorded Investment [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	4
Interest Income Recognized [Abstract]
With No Related Allowance	0	0
With Related Allowance	$ 0	$ 0